FAIR VALUE MEASUREMENTS - Convertible Preferred Stock Warrant Liabilities (Details) - Outstanding convertible preferred stock warrants	Dec. 31, 2020	Dec. 31, 2019
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	65.0	65.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1	1.6
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.5	2.5
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	12.3	40.0